Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Statement of Stockholders' Equity [Abstract]
Prior service cost and actuarial loss, tax	$ 2,741	$ 1,795	$ 3,079
Unrealized appreciation of investments, tax	0	0	91
Plan amendment, tax	$ 10,895	$ 1,509	$ 1,364